EMPLOYEE BENEFITS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EMPLOYEE BENEFITS [Line Items]
Total contribution	$ 674,100	$ 215,981	$ 181,227
ReneSola Jiangsu [Member]
EMPLOYEE BENEFITS [Line Items]
Percentage of employer's contribution required by PRC law	19.20%
Renesola Shanghai Ltd [Member]
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	20.00%
Sichuan Bo Power Engineering Co., Ltd. [Member]
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	19.00%
Percentage of employer's contribution required by PRC law	18.00%
Zhejiang Yuhui Investment Co., Ltd. [Member]
EMPLOYEE BENEFITS [Line Items]
Percentage of employer matching contribution of basic salaries	14.00%
Percentage of employer's contribution required by PRC law	22.00%